UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: June 30, 2011


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Coatue Management, LLC
Address:  9 West 57th Street
          New York, New York 10019


13F File Number: 028-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Philippe Laffont
Title:   Managing Member
Phone:   (212) 715-5100


Signature, Place and Date of Signing:


/s/Philippe Laffont               New York, NY                August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $3,891,694
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number      Name
----       --------------------      ---------------------------------
1.         028-12788                 Coatue Offshore Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                       COATUE MANAGEMENT, LLC
                                                           JUNE 30, 2011

COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8
--------------                --------------  ---------  -------- --------------------  ---------- --------  -----------------------
                                                          VALUE    SHS OR    SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION   MGRS      SOLE     SHARED  NONE
--------------                --------------  ---------  -------- ---------  ---  ----  ---------- --------  ---------  ------  ----
ACME PACKET INC               COM             004764106   46,880    668,479  SH          DEFINED      1        668,479
AMAZON COM INC                COM             023135106  228,088  1,115,397  SH          DEFINED      1      1,115,397
APPLE INC                     COM             037833100  441,039  1,313,907  SH          DEFINED      1      1,313,907
BAIDU INC                     SPON ADR REP A  056752108  281,915  2,011,807  SH          DEFINED      1      2,011,807
CHECK POINT SOFTWARE TECH LT  ORD             M22465104  314,179  5,526,459  SH          DEFINED      1      5,526,459
CHIPOTLE MEXICAN GRILL INC    COM             169656105   13,869     45,000  SH          DEFINED      1         45,000
CITRIX SYS INC                COM             177376100   93,634  1,170,420  SH          DEFINED      1      1,170,420
CONSTANT CONTACT INC          COM             210313102    4,107    161,805  SH          DEFINED      1        161,805
CREE INC                      COM             225447101   14,362    427,555  SH          DEFINED      1        427,555
ENTROPIC COMMUNICATIONS INC   COM             29384R105   13,063  1,469,352  SH          DEFINED      1      1,469,352
F5 NETWORKS INC               COM             315616102  112,838  1,023,472  SH          DEFINED      1      1,023,472
FIRST SOLAR INC               COM             336433107   23,769    179,698  SH          DEFINED      1        179,698
GOOGLE INC                    CL A            38259P508  236,944    467,918  SH          DEFINED      1        467,918
GREEN MTN COFFEE ROASTERS IN  COM             393122106  383,426  4,295,604  SH          DEFINED      1      4,295,604
INFORMATICA CORP              COM             45666Q102   23,296    398,700  SH          DEFINED      1        398,700
LEVEL 3 COMMUNICATIONS INC    COM             52729N100   18,634  7,636,834  SH          DEFINED      1      7,636,834
LINKEDIN CORP                 COM CL A        53578A108   34,613    384,204  SH          DEFINED      1        384,204
MOLYCORP INC DEL              COM             608753109   24,424    400,000  SH          DEFINED      1        400,000
MONSTER WORLDWIDE INC         COM             611742107      341     23,272  SH          DEFINED      1         23,272
NETAPP INC                    COM             64110D104  147,140  2,787,794  SH          DEFINED      1      2,787,794
NETFLIX INC                   COM             64110L106  248,313    945,269  SH          DEFINED      1        945,269
NETSPEND HLDGS INC            COM             64118V106    2,601    260,139  SH          DEFINED      1        260,139
NOKIA CORP                    SPONSORED ADR   654902204    6,735  1,049,000  SH          DEFINED      1      1,049,000
NUTRI SYS INC NEW             COM             67069D108   10,241    728,383  SH          DEFINED      1        728,383
POLYCOM INC                   COM             73172K104  179,458  2,790,944  SH          DEFINED      1      2,790,944
PRICELINE COM INC             COM NEW         741503403  197,067    384,950  SH          DEFINED      1        384,950
QUALCOMM INC                  COM             747525103  358,512  6,312,950  SH          DEFINED      1      6,312,950
QUINSTREET INC                COM             74874Q100    9,859    759,591  SH          DEFINED      1        759,591
RENREN INC                    SPONSORED ADR   759892102      885    100,000  SH          DEFINED      1        100,000
RIVERBED TECHNOLOGY INC       COM             768573107   47,884  1,209,500  SH          DEFINED      1      1,209,500
RPX CORP                      COM             74972G103   24,294    866,700  SH          DEFINED      1        866,700
SILICON LABORATORIES INC      COM             826919102    6,816    165,200  SH          DEFINED      1        165,200
SINA CORP                     ORD             G81477104  262,539  2,521,987  SH          DEFINED      1      2,521,987
SODASTREAM INTERNATIONAL LTD  USD SHS         M9068E105   12,162    200,000  SH          DEFINED      1        200,000
STEC INC                      COM             784774101   22,728  1,336,147  SH          DEFINED      1      1,336,147
ULTA SALON COSMETCS & FRAG I  COM             90384S303   45,042    697,462  SH          DEFINED      1        697,462







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